Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three months ended March 31, 2018 and 2017:

	Three months ended March 31,
	2018	2017
	In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	$(13,041)	$(13,857)

Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	53,657	52,690

Net loss per share attributable to Stratasys Ltd.
Basic	$(0.24)	$(0.26)
Diluted	$(0.24)	$(0.26)